Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Property and Equipment

The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Warehouse fixtures	2 years
Warehouse equipment	5 years
Furniture and fixtures	5 years
Computer hardware	3 years

Schedule of Fair Value of Derivative Liability Measured on Recurring Basis Using Unobservable Input

The following table summarizes the liabilities measured at fair value on a recurring basis as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	-	-	$87,603	$87,603
Total derivative liabilities	$-	$-	$87,603	$87,603

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$-	$-	$-	$-
Total derivative liability	$-	$-	$-	$-

Vaporin Inc [Member]
Schedule of Property and Equipment	The estimated useful lives for significant property and equipment categories are as follows:
Equipment	3-5 years
Furniture	7 years

Schedule of Fair Value of Derivative Liability Measured on Recurring Basis Using Unobservable Input

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2014 to December 31, 2014:

	Conversion feature derivative liability	Warrant liability
Balance at January 1, 2014	$41,881	$–
Recognition of derivative liability	72,064	271,688
Reclassification of derivative liability to equity	(90,064)	–
Change in fair value included in earnings	(23,881)	(227,742)
Balance at December 31, 2014	$-	$43,944

Schedule of Obligations For Return and Allowance Program

Changes in the Company’s obligations for return and allowance programs are presented in the following table:

	Year Ended
	December 31, 2014	December 31, 2013
Estimated return and allowance liabilities at beginning of period	$0	$0

Costs accrued for new estimated returns and allowances	$4,500	$0

Return and allowance obligations honored	(0)	(0)

Estimated return and allowance liabilities at end of period	$4,500	$0

Significant Concentrations in Revenus and Accounts Recivable

The following table shows significant concentrations in our revenues and accounts receivable for the periods indicated.

	Percentage of Revenue during the		Percentage of Accounts Receivable
	period ended,		period ended,
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Customer A	17%	51%	26%	71%
Customer B	5%	14%	18%	0%